Revenue and Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of disaggregation of revenue
	For the Six Months Ended June 30,
	2020	2021
	RMB’000	RMB’000

Revenue from contracts with customers
General adult English training	101,731	101,826
Overseas training services	41,015	76,916
Online English training	156,264	132,167
Junior English training	55,156	48,334
Sales of goods	11,389	44,446
Others English language-related services	5,354	7,630

Total	370,909	411,319

Schedule of segment revenue and results
		For the six months ended June 30, 2020
	General adult English training	Overseas training services	Online English training	Junior English training	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Disaggregated by timing of revenue recognition
Point in time	11,389	-	-	-	11,389
Overtime	101,731	41,015	156,264	55,156	354,166

Revenue from external customers	113,120	41,015	156,264	55,156	365,555

Reportable segment revenue	113,120	41,015	156,264	55,156	365,555

Reportable segment gross profit	(1,761)	(86)	69,437	19,975	87,565

		For the six months ended June 30, 2021
	General adult English training	Overseas training services	Online English training	Junior English training	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Disaggregated by timing of revenue recognition
Point in time	44,446	-	-	-	44,446
Overtime	101,826	76,916	132,167	48,334	359,243

Revenue from external customers	146,272	76,916	132,167	48,334	403,689

Reportable segment revenue	146,272	76,916	132,167	48,334	403,689

Reportable segment gross profit	52,883	25,234	63,654	(3,791)	137,980

Schedule of reconciliations of reportable segment revenues and profit or loss
	For the Six Months Ended June 30,
	2020	2021
	RMB’000	RMB’000

Revenue
Reportable segment revenue	365,555	359,243
Other revenue	5,354	52,076

Consolidated revenue (note 17(a))	370,909	411,319

Profit
Reportable segment profit	87,565	137,980
Other profit	2,569	(1,018)

Reportable segment profit derived from Group’s external customers	90,134	136,962

Selling and marketing expenses	(139,466)	(147,543)
General and administrative expenses	(116,381)	(96,677)
Research and development expenses	(15,182)	(7,526)
Interest income	282	173
Interest expenses	(2,284)	(3,475)
Foreign currency exchange loss, net	258	(1,054)
Gains on disposal of subsidiaries	(10,163)	(5,495)
Government grants	12,879	6,369
Equity in income on equity method investments	107	1,449
Depreciation and amortization	(9,457)	(7,072)
Share-based compensation expenses	(4,577)	(38,358)
Warrant financing	-	(2,404)
Others, net	3,683	10,349
Unallocated head office and corporate expenses	(4,615)	(12,084)

Consolidated loss before income tax	(194,782)	(166,386)